Average Annual Total Returns - ETF - Vanguard Information Technology Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	48.68%	20.07%	17.42%	48.24%	19.72%	17.14%	29.07%	16.31%	14.85%	48.75%	20.06%	17.41%	48.85%	19.53%	17.24%	48.85%	19.53%		31.09%	11.27%	13.48%	48.85%	20.18%	17.57%